Summary of Significant Accounting Policies - Major Charters (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Navig8 Chemicals Shipping and Trading Co. ("Navig8")
Concentration Risk [Line Items]
Credit Risk Concentration Percentage	33.00%	35.20%	28.80%
Shell Tankers Singapore Private LTD ("Shell")
Concentration Risk [Line Items]
Credit Risk Concentration Percentage	20.00%	13.60%
Mansel LTD ("Mansel")
Concentration Risk [Line Items]
Credit Risk Concentration Percentage	14.70%	10.80%
Dalian Ocean Shipping Co. ("DOSCO")
Concentration Risk [Line Items]
Credit Risk Concentration Percentage			22.40%